OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

14.    OTHER CURRENT ASSETS

	December 31,	December 31,
	2018	2019
Financial assets
— Deposits paid to suppliers	317,946	501,918
— Dividends receivable	47,167	82,796
— Receivables from disposal of businesses and assets	134,789	90,399
— Entrusted loans and loans receivable from third parties	1,645,205	1,544,070
— Entrusted loans and loans receivable from related parties	1,297,892	1,309,095
— Receivables from disposal of properties	1,881,513	1,948,434
— Interest receivables	40,936	40,936
— Recoverable reimbursement for freight charges	415,232	223,884
— Receivable of governments grants	129,977	517,365
— Other financial assets	787,396	1,185,466
	6,698,053	7,444,363

Less: impairment allowance	(1,764,068)	(1,720,439)
	4,933,985	5,723,924

Advances to employees	23,744	17,207
Deductible input value added tax receivables	2,189,470	2,424,004
Prepaid income tax	162,103	93,093
Prepayments to related parties for purchases	586,312	229,324
Prepayments to suppliers for purchases and others	964,158	634,548
Others	169,881	117,678
	4,095,668	3,515,854

Less: provision for impairment	(4,139)	(2,715)
	4,091,529	3,513,139

Total other current assets	9,025,514	9,237,063

As at December 31, 2019, except for amounts included in other receivables amounting to RMB37 million, which were denominated in USD (December 31, 2018: other receivables amounting to RMB48 million denominated in USD), remaining amounts in other current assets were denominated in RMB0.12 million (December 31, 2018: remaining denominated in RMB) .

As at December 31, 2019, except for entrusted loans and loans receivable (December 31, 2018: except for entrusted loans and loans receivable) which were interest-bearing assets, all amounts in other current assets were non-interest-bearing (December 31, 2018: all non-interest-bearing).

As at December 31, 2019, the ageing analysis of financial assets included in other current assets was as follows:

	December 31,	December 31,
	2018	2019
Within 1 year	1,456,520	1,628,723
Between 1 and 2 years	283,844	752,731
Between 2 and 3 years	844,262	151,974
Over 3 years	4,113,427	4,910,935
	6,698,053	7,444,363
Less: provision for impairment	(1,764,068)	(1,720,439)

	4,933,985	5,723,924

Movements in the provision for impairment of other current assets are as follows:

	2018	2019
As at January 1	1,677,277	1,768,207
Effect of adoption of IFRS 9	38,502	—
At beginning of year	1,715,779	1,768,207

Impairment loss	65,494	42,898
Write off	(6,117)	(62,319)
Reversal	(1,731)	(26,290)
Others	(5,218)	658

As at December 31	1,768,207	1,723,154

Impairment under IFRS 9 for the year ended December 31, 2018 and 2019

Financial assets included in other current assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs.

	Gross carrying	Expected credit
As at 31, December 2018	amount	losses
Stage 1 – 12 months expected credit loss	1,098,455	—
Stage 2 – life time expected credit loss	3,744,612	88,974
Stage 3 – life time expected credit loss with credit-impaired	1,796,526	1,675,094

	6,639,593	1,764,068

As at December 31, 2019	Gross carrying amount	Expected credit losses
Stage 1 – 12 months expected credit loss	1,632,766	—
Stage 2 – life time expected credit loss	4,052,681	82,061
Stage 3 – life time expected credit loss with credit impaired	1,758,916	1,638,378
	7,444,363	1,720,439